NOTES PAYABLE	12 Months Ended
Jun. 30, 2026
NOTES PAYABLE
NOTES PAYABLE

7.NOTES PAYABLE

The Company’s short-term notes payable consist primarily of land loans collateralized on specific lots for real estate sales typically paid upon delivery of the lot. The Company’s long-term notes payable are used for working capital and other general corporate purposes.

Notes payable consisted of the following as of June 30, 2026 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	2,543,700	1/15/2020 - 12/31/2029	3.535%	¥2,328,494
Lender 2	1,833,600	1/31/2025 - 3/4/2041	4.979%	1,832,075
Lender 3	1,585,540	7/25/2025 - 2/27/2027	3.200%	1,585,540
Lender 4	1,241,200	2/27/2026 - 2/27/2029	10.000%	1,118,000
Lender 5	1,264,000	8/29/2025 - 3/31/2027	3.675%	1,000,000
Other lenders	22,903,491	3/23/2016 - 3/25/2055	1.45 - 5.50%	9,675,815
Aggregate outstanding principal balances				17,539,924
Less: current portion of long-term notes payable and short-term notes payable				(11,286,279)
Non-current portion of long-term notes payable				¥6,253,645

Notes payable consisted of the following as of June 30, 2025 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	3,316,500	10/26/2023 - 2/4/2027	4.420%	¥1,610,000
Lender 2	3,774,300	1/15/2020 - 12/31/2029	3.238%	1,486,750
Lender 3	1,186,000	4/28/2023 - 9/30/2026	2.504%	1,186,000
Lender 4	1,877,172	11/17/2023 - 4/25/2046	2.213%	764,400
Lender 5	800,000	4/3/2025 - 4/3/2026	3.103%	750,000
Other lenders	15,574,571	3/23/2016 - 3/25/2055	1.30 - 5.50%	6,360,311
Aggregate outstanding principal balances				12,157,461
Less: current portion of long-term notes payable and short-term notes payable				(7,599,606)
Non-current portion of long-term notes payable				¥4,557,855

As of June 30, 2026, the annual aggregate maturities of notes payable during each of the next five years were as follows (in thousands):

Amount
2027	¥11,286,279
2028	1,442,158
2029	2,761,971
2030	102,290
2031	549,416
Thereafter	1,397,810
Total notes payable	¥17,539,924

The weighted average interest rates on short-term notes payable outstanding as of June 30, 2026 and 2025 were  3.44% and 3.67%, respectively.

As of June 30, 2026 and 2025, short - term notes payable of ¥5,933,540 thousand and ¥8,108,741 thousand are collateralized by inventories of ¥6,244,288 thousand and ¥8,919,898 thousand.

Capitalized interest included in real estate inventory was ¥441,958 thousand, ¥333,646 thousand, and ¥247,072 thousand for the fiscal years ended June 30, 2026, 2025, and 2024, respectively. Interest activity for notes payable for the periods presented is as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Interest incurred	¥620,105	¥434,017	¥488,463
Less: Amounts capitalized	(574,319)	(389,473)	(470,177)
Interest expense	¥45,786	¥44,544	¥18,286